Related parties - Analysis of balances due from/to related parties (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of transactions between related parties
Due from related parties	$ 3,641	$ 72,629	$ 23,442
Due to related parties		124,993	58,554
Frontier Airlines Inc
Disclosure of transactions between related parties
Due from related parties		72,629	23,442
Due to related parties		39	16,246
Term	30 days
One Link, S.A. de C.V.
Disclosure of transactions between related parties
Due to related parties		0	39,838
Term	30 days
Grupo Aeroportuario del Centro Norte
Disclosure of transactions between related parties
Due to related parties		80,681
Term	30 days
Aeromantenimiento, S.A.
Disclosure of transactions between related parties
Due to related parties		39,284	1,474
Term	30 days
Chevez, Ruiz, Zamarripa y Ca., S.C
Disclosure of transactions between related parties
Due to related parties		4,823
Term	30 days
Mijares, Angoitia, Corts y Fuentes, S.C.
Disclosure of transactions between related parties
Due to related parties		$ 166	$ 996
Term	30 days